ENTITY-WIDE DISCLOSURES (Tables)	0 Months Ended
Jun. 30, 2011
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area
NOTE 9 – Entity-wide disclosures:
Net sales by geographic area were as follows:

	Three months ended		Six months ended
	June 30,		June 30,

	U.S. $ in millions		U.S. $ in millions
	2011	2010	2011	2010
North America	$2,099	$2,467	$4,163	$4,776
Europe	1,478	811	2,822	1,623
International markets	635	522	1,307	1,054

	$4,212	$3,800	$8,292	$7,453